Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Total	¥ 1,846,506	¥ 1,840,250
Less: Accumulated depreciation	(494,825)	(359,329)
Net book value	1,351,681	1,480,921		$ 206,863
Depreciation expenses	211,200	175,600	¥ 91,500
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total	1,172,239	1,172,236
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	466,595	463,461
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	6,356	7,173
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	20,254	19,008
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	142,827	138,463
Software [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 38,235	¥ 39,909